DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2017
DISCONTINUED OPERATIONS [Line Items]
Cash Flow Statement, Discontinued Operations
	Years ended December 31,
	2015	2016

Net cash (used in) provided by operating activities	$(10,164)	$11,171
Net cash (used in) provided by investing activities	$(1,304)	$25

Summary of operating results from discontinued operations included in the Company's consolidated statement of operations
	Years ended December 31,
	2015	2016
	Renren Games	Renren Games

Major classes of line items constituting pretax profit of discontinued operations
Net revenues	$17,071	$1,699
Cost of revenues	(9,426)	(871)
Selling, research and development, and general and administrative expenses	(6,362)	(485)
Other income that are not major	1,181	150
Income from the operations of the discontinued operations, before income tax	2,464	493
Income tax expenses	(944)	(102)
Income from the operations of the discontinued operations, net of tax	1,520	391

Gain on deconsolidation of the subsidiaries, net of tax	-	8,310

Gain from the discontinued operations, net of tax	$1,520	$8,701

Renren Games [Member]
DISCONTINUED OPERATIONS [Line Items]
Schedule of calculation of gain (loss) on deconsolidation
As of
March 31, 2016

The proceeds	$17,500
Less: The repayment of intercompany loans provided by the Company	7,500

Net consideration	10,000

Less: Cash and cash equivalents	15,982
Prepaid expenses and other current assets	2,737
Property and equipment, net	194
Intangible assets, net	263
Other non-current assets	1,508
Accounts payable	(1,209)
Accrued expenses and other current liabilities	(7,062)
Amount due to the Company	(7,500)
Deferred revenue	(3,677)

Net assets of Online Gaming	1,236

Less: Tax expenses	454

Gain on deconsolidation of Online Gaming	$8,310